THE ALGER ETF TRUST

ALGER 35 ETF
ALGER MID CAP 40 ETF

QUARTERLY REPORT
SEPTEMBER 30, 2022

Alger is a signatory to the PRI and carbon neutral.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—97.2%	SHARES	VALUE
AEROSPACE & DEFENSE—4.2% HEICO Corp.	2,653	$381,979
APPLICATION SOFTWARE—1.2% Datadog, Inc., Cl. A*	1,240	110,087
BIOTECHNOLOGY—6.9% Biogen, Inc.*	628	167,676
Natera, Inc.*	4,329	189,697
Seagen, Inc.*	1,958	267,913
		625,286
CASINOS & GAMING—2.1% MGM Resorts International	6,429	191,070
DATA PROCESSING & OUTSOURCED SERVICES—5.6% Marqeta, Inc., Cl. A*	27,788	197,850
Toast, Inc., Cl. A*	18,580	310,658
		508,508
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0% 908 Devices, Inc.*	11,000	180,950
FINANCIAL EXCHANGES & DATA—2.0% S&P Global, Inc.	573	174,965
HEALTHCARE DISTRIBUTORS—4.4% McKesson Corp.	1,168	396,968
HEALTHCARE EQUIPMENT—3.7% Intuitive Surgical, Inc.*	992	185,941
TransMedics Group, Inc.*	3,583	149,554
		335,495
HEALTHCARE SERVICES—1.2% Accolade, Inc.*	9,208	105,155
HEALTHCARE TECHNOLOGY—3.3% Veeva Systems, Inc., Cl. A*	1,810	298,433
INTERACTIVE HOME ENTERTAINMENT—1.6% Take-Two Interactive Software, Inc.*	1,331	145,079
INTERACTIVE MEDIA & SERVICES—1.9% Alphabet, Inc., Cl. C*	1,806	173,647
INTERNET & DIRECT MARKETING RETAIL—7.2% Amazon.com, Inc.*	4,338	490,194
MercadoLibre, Inc.*	197	163,073
		653,267
LIFE SCIENCES TOOLS & SERVICES—1.5% Bio-Techne Corp.	483	137,172
MANAGED HEALTHCARE—3.8% Centene Corp.*	4,412	343,298
MOVIES & ENTERTAINMENT—10.1% Live Nation Entertainment, Inc.*	4,089	310,928
Netflix, Inc.*	1,356	319,257
The Walt Disney Co.*	2,938	277,141
		907,326
OIL & GAS EXPLORATION & PRODUCTION—3.4% Antero Resources Corp.*	10,163	310,276

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—2.4% Cheniere Energy, Inc.	1,314	$218,006
PHARMACEUTICALS—6.6% AstraZeneca PLC#	6,376	349,660
Catalent, Inc.*	3,440	248,918
		598,578
REAL ESTATE SERVICES—2.7% FirstService Corp.	2,048	243,732
SEMICONDUCTOR EQUIPMENT—1.8% SolarEdge Technologies, Inc.*	697	161,328
SEMICONDUCTORS—2.7% Advanced Micro Devices, Inc.*	3,786	239,881
SYSTEMS SOFTWARE—7.1% Crowdstrike Holdings, Inc., Cl. A*	663	109,269
Microsoft Corp.	2,292	533,807
		643,076
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.8% Apple, Inc.	5,104	705,373
TOTAL COMMON STOCKS (Cost $10,138,735)		8,788,935
REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
SPECIALIZED—2.8% Crown Castle International Corp.	1,780	257,299
(Cost $333,691)		257,299
Total Investments (Cost $10,472,426)	100.0%	$9,046,234
Unaffiliated Securities (Cost $10,472,426)		9,046,234
Liabilities in Excess of Other Assets	0.0%	(41)
NET ASSETS	100.0%	$9,046,193

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
AEROSPACE & DEFENSE—8.0%
HEICO Corp., Cl. A	14,328	$1,642,275
Mercury Systems, Inc.*	15,266	619,800
		2,262,075
APPLICATION SOFTWARE—16.4%
Atlassian Corp. PLC, Cl. A*	2,839	597,865
Blackline, Inc.*	9,071	543,353
Datadog, Inc., Cl. A*	10,110	897,566
Everbridge, Inc.*	18,838	581,717
Five9, Inc.*	6,408	480,472
Manhattan Associates, Inc.*	5,969	794,056
The Trade Desk, Inc., Cl. A*	12,337	737,136
		4,632,165
BIOTECHNOLOGY—8.7%
Arcutis Biotherapeutics, Inc.*	26,324	503,052
Celldex Therapeutics, Inc.*	21,356	600,317
CRISPR Therapeutics AG*	4,573	298,846
Natera, Inc.*	24,214	1,061,057
		2,463,272
CASINOS & GAMING—2.8%
MGM Resorts International	26,859	798,250
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Generac Holdings, Inc.*	3,078	548,315
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.5%
908 Devices, Inc.*	24,002	394,833
Cognex Corp.	7,164	296,948
		691,781
ENVIRONMENTAL & FACILITIES SERVICES—3.3%
Casella Waste Systems, Inc., Cl. A*	12,231	934,326
FOOD DISTRIBUTORS—2.6%
US Foods Holding Corp.*	27,149	717,820
FOOD RETAIL—1.9%
Grocery Outlet Holding Corp.*	15,938	530,576
FOOTWEAR—1.1%
On Holding AG, Cl. A*	20,045	321,722
HEALTHCARE DISTRIBUTORS—4.3%
McKesson Corp.	3,546	1,205,179
HEALTHCARE EQUIPMENT—3.1%
Axonics, Inc.*	12,347	869,723
HEALTHCARE FACILITIES—1.1%
Tenet Healthcare Corp.*	6,130	316,185
HEALTHCARE TECHNOLOGY—3.4%
Veeva Systems, Inc., Cl. A*	5,865	967,021
INTERACTIVE MEDIA & SERVICES—3.9%
Bumble, Inc., Cl. A*	12,138	260,846
ZoomInfo Technologies, Inc., Cl. A*	20,226	842,615
		1,103,461
INTERNET & DIRECT MARKETING RETAIL—2.9%
Xometry, Inc., Cl. A*	14,214	807,213

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—1.1% Okta, Inc., Cl. A*	5,497	$312,614
LIFE SCIENCES TOOLS & SERVICES—6.3% Azenta, Inc.	14,806	634,585
Bio-Techne Corp.	2,764	784,976
Maravai LifeSciences Holdings, Inc., Cl. A*	13,913	355,199
		1,774,760
MOVIES & ENTERTAINMENT—6.6% Liberty Media Corp.-Liberty Formula One, Cl. C*	20,381	1,192,288
Live Nation Entertainment, Inc.*	8,749	665,274
		1,857,562
OIL & GAS EXPLORATION & PRODUCTION—3.3% Diamondback Energy, Inc.	7,706	928,265
SEMICONDUCTOR EQUIPMENT—1.9% SolarEdge Technologies, Inc.*	2,314	535,598
SYSTEMS SOFTWARE—8.2% Crowdstrike Holdings, Inc., Cl. A*	5,031	829,159
Palo Alto Networks, Inc.*	4,998	818,622
VMware, Inc., Cl. A	6,360	677,086
		2,324,867
TRADING COMPANIES & DISTRIBUTORS—1.7% WW Grainger, Inc.	988	483,320
TOTAL COMMON STOCKS (Cost $33,091,152)		27,386,070
Total Investments (Cost $33,091,152)	97.0%	$27,386,070
Unaffiliated Securities (Cost $33,091,152)		27,386,070
Other Assets in Excess of Liabilities	3.0%	849,331
NET ASSETS	100.0%	$28,235,401

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger 35 ETF and the Alger Mid Cap 40 ETF are each separate non-diversified series of the Trust (each, a “Fund” and together,  the  “Funds”).  The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.

NOTE 2 — Significant Accounting Policies:

(a)  Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time). The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as the valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Funds’ Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds with maturities of 60 days or less are valued at their amortized cost which does not take into account unrealized capital gains or losses and approximates market value.

Equity securities are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC  820”) defines fair value as the price that the Funds would receive upon selling      an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs  that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets     to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

(b)  Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of  the inputs used as of  September 30, 2022, in valuing     the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,226,052	$1,226,052	$—	$—
Consumer Discretionary	844,337	844,337	—	—
Energy	528,282	528,282	—	—
Financials	174,965	174,965	—	—
Healthcare	2,840,385	2,840,385	—	—
Industrials	381,979	381,979	—	—
Information Technology	2,549,203	2,549,203	—	—
Real Estate	243,732	243,732	—	—
TOTAL COMMON STOCKS	$8,788,935	$8,788,935	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	257,299	257,299	—	—
TOTAL INVESTMENTS IN SECURITIES	$9,046,234	$9,046,234	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,961,023	$2,961,023	$—	$—
Consumer Discretionary	1,927,185	1,927,185	—	—
Consumer Staples	1,248,396	1,248,396	—	—
Energy	928,265	928,265	—	—
Healthcare	7,596,140	7,596,140	—	—
Industrials	4,228,036	4,228,036	—	—
Information Technology	8,497,025	8,497,025	—	—
TOTAL COMMON STOCKS	$27,386,070	$27,386,070	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$27,386,070	$27,386,070	$—	$—

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and cash equivalents:
Alger 35 ETF	$33,358	$—	$33,358	$—
Alger Mid Cap 40 ETF	940,508	—	940,508	—